Deferred Revenue (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Deferred revenue	$ 10,000		$ 10,000
Revenue	2,500
Deferred revenue	17,500		10,000
Blockchain Technology [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,000		$ 10,000